Financial Assets for Trading at Fair Value Trhough Profit and Loss (Details) - Schedule of Instruments Deemed as Financial Trading Investments - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Chilean Central Bank and Government securities
Total	$ 98,308	$ 154,046
Chilean Central Bank and Government securities [Member]
Chilean Central Bank and Government securities
Total	98,308	153,967
Chilean Central Bank and Government securities [Member] | Chilean Central Bank financial instruments [Member]
Chilean Central Bank and Government securities
Total		1,412
Chilean Central Bank and Government securities [Member] | Chilean Central Bank Bonds [Member]
Chilean Central Bank and Government securities
Total	98,308	152,555
Other Chilean debt financial securities [Member]
Chilean Central Bank and Government securities
Total
Other Chilean debt financial securities [Member] | Chilean corporate bonds [Member]
Chilean Central Bank and Government securities
Total
Foreign financial debt securities [Member]
Chilean Central Bank and Government securities
Total		79
Foreign financial debt securities [Member] | Other foreign financial instruments [Member]
Chilean Central Bank and Government securities
Total		$ 79